INVESTMENTS IN EQUITY INSTRUMENTS	3 Months Ended
Mar. 31, 2025
Investments In Equity Instruments [Abstract]
INVESTMENTS IN EQUITY INSTRUMENTS

NOTE 8. INVESTMENTS IN EQUITY INSTRUMENTS
The Group's Investments in Equity Instruments are detailed in Schedule A.